UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1: Reports to Stockholders.

Class S - SQIFX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2026

Fund Overview

This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class S	$82	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2026, the Sit Quality Income Fund - Class S returned +4.51%, outperforming the Bloomberg U.S. 1-3 Year Gov't/Credit Index's return of +3.96%. The Federal Reserve reduced short-term interest rates by 0.75%, which caused the yield curve to steepen. The Fund benefited from a strong income advantage relative to the benchmark and was the primary source of outperformance. The Fund’s yield curve positioning detracted from performance relative to the benchmark as prices on longer duration securities did not perform as well as shorter-term securities.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Quality Income Fund - Class S
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1 - 3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
12,657
12,213
11,835
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
	Sit Quality Income Fund - Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Year Government/Credit Index
3/16	$10,000	$10,000	$10,000
3/17	10,091	10,044	10,071
3/18	10,171	10,165	10,095
3/19	10,391	10,620	10,401
3/20	10,603	11,569	10,871
3/21	10,955	11,651	11,043
3/22	11,056	11,168	10,721
3/23	11,015	10,633	10,750
3/24	11,462	10,814	11,125
3/25	12,111	11,342	11,749
3/26	12,657	11,835	12,213

The Fund continues to use the Bloomberg 1-3 Year Government/Credit Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Quality Income Fund - Class S	4.51%	2.93%	2.38%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg 1 - 3 Year Government/Credit Index	3.96%	2.04%	2.02%

What did the Fund invest in?

The Fund primarily invested in debt securities issued by the U.S. government, its agencies, and corporations, alongside mortgage and asset-backed securities. The tables reflect the investment makeup of the Fund as of March 31, 2026.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/26)

Table Summary
Total Net Assets	$137,410,313
# of Portfolio Holdings	171
Portfolio Turnover Rate	48.23%
Investment Advisory Fees Paid	$256,828
Average Maturity	19.6 Years
Effective DurationFootnote Reference1	2.4 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Table Summary
Govt. / Federal Agency	57.8%
AAA	14.9
AA	12.9
A	4.5
BBB	8.8
Other Assets & liabilities	1.1
Total	100.0%

Portfolio Composition (% of Net Assets)

Table Summary
U.S. Treasury / Federal Agency Securities	37.6%
Mortgage Pass-Through Securities	20.2
Taxable Municipal Bonds	18.0
Corporate Bonds	10.7
Collateralized Mortgage Obligations - Non Agency	7.6
Asset-Backed Securities - Non Agency	4.1
Asset Backed Securities - State and Local	0.7
Cash & Other Net Assets	1.1
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SQIFX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2026

Class Y - SQIYX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2026

Fund Overview

This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Quality Income Fund - Class Y	$56	0.55%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2026, the Sit Quality Income Fund - Class Y returned +4.77%, outperforming the Bloomberg U.S. 1-3 Year Gov't/Credit Index's return of +3.96%. The Federal Reserve reduced short-term interest rates by 0.75%, which caused the yield curve to steepen. The Fund benefited from a strong income advantage relative to the benchmark and was the primary source of outperformance. The Fund’s yield curve positioning detracted from performance relative to the benchmark as prices on longer duration securities did not perform as well as shorter-term securities.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Quality Income Fund - Class Y
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1 - 3 Year Government/Credit Index
$15,000
$10,000
$5,000
$0
11,565
11,392
10,598
4/22
3/23
3/24
3/25
3/26

Table Summary
	Sit Quality Income Fund - Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Year Government/Credit Index
4/22	9,941	9,621	9,946
3/23	9,990	9,522	10,026
3/24	10,431	9,683	10,376
3/25	11,038	10,156	10,958
3/26	11,565	10,598	11,392

The Fund continues to use the Bloomberg 1-3 Year Government/Credit Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/26)

Table Summary
	1 Year	Since Inception 4/1/2022
Sit Quality Income Fund - Class Y	4.77%	3.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	1.46%
Bloomberg 1 - 3 Year Government/Credit Index	3.96%	3.31%

What did the Fund invest in?

The Fund primarily invested in debt securities issued by the U.S. government, its agencies, and corporations, alongside mortgage and asset-backed securities. The tables reflect the investment makeup of the Fund as of March 31, 2026.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/26)

Table Summary
Total Net Assets	$137,410,313
# of Portfolio Holdings	171
Portfolio Turnover Rate	48.23%
Investment Advisory Fees Paid	$256,828
Average Maturity	19.6 Years
Effective DurationFootnote Reference1	2.4 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Table Summary
Govt. / Federal Agency	57.8%
AAA	14.9
AA	12.9
A	4.5
BBB	8.8
Other Assets & liabilities	1.1
Total	100.0%

Portfolio Composition (% of Net Assets)

Table Summary
U.S. Treasury / Federal Agency Securities	37.6%
Mortgage Pass-Through Securities	20.2
Taxable Municipal Bonds	18.0
Corporate Bonds	10.7
Collateralized Mortgage Obligations - Non Agency	7.6
Asset-Backed Securities - Non Agency	4.1
Asset Backed Securities - State and Local	0.7
Cash & Other Net Assets	1.1
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SQIYX

Sit Quality Income Fund

Annual Shareholder Report

March 31, 2026

Class S - SNTIX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

Fund Overview

This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class S	$82	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2026, the Sit Tax-Free Income Fund - Class S returned +5.05%, outperforming the Bloomberg 5-Year Municipal Bond Index's return of +4.09%.  Both the U.S. Treasury and municipal yield curves steepened during the period, with yields on short bonds falling and yields on long bonds backing up about 35 and 25 basis points respectively.  As such, the Fund’s short duration bonds generally performed well, but long bonds contributed most to the outperformance.  Credit quality was mixed with AA-rated and below investment grade bonds performing best.  From a sector perspective, the Fund’s overweight in single-family mortgage revenue bonds was a significant factor as spreads narrowed to historic lows and those bonds strongly outperformed.  The Fund also benefited from its multi-family housing bonds, with a large concentration in senior living.  Conversely, healthcare bonds, including specialty cancer treatment centers, dampened performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Tax-Free Income Fund - Class S
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
12,417
12,379
11,968
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
	Sit Tax-Free Income Fund - Class S	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
3/17	10,037	10,015	10,035
3/18	10,639	10,282	10,100
3/19	11,030	10,835	10,546
3/20	11,213	11,252	10,778
3/21	11,968	11,872	11,324
3/22	11,415	11,342	10,816
3/23	10,939	11,371	11,006
3/24	11,473	11,726	11,221
3/25	11,821	11,869	11,498
3/26	12,417	12,379	11,968

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Tax-Free Income Fund - Class S	5.05%	0.74%	2.19%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 5-Year Municipal Bond Index	4.09%	1.11%	1.81%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and alternative minimum tax. The tables reflect the investment makeup of the Fund as of March 31, 2026. Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/26)

Table Summary
Total Net Assets	$128,951,408
# of Portfolio Holdings	304
Portfolio Turnover Rate	27.42%
Investment Advisory Fees Paid	$266,294
Average Maturity	21.0 Years
Effective DurationFootnote Reference1	6.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Table Summary
AAA	5.8%
AA	38.3
A	14.8
BBB	8.3
Less Than BBB	2.2
Not Rated	25.6
Other Assets & liabilities	5.0
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

Table Summary
AA	0.3%
BBB	3.7
BB	16.0
&lt; BB	5.6
Total	25.6%

Portfolio composition

Table Summary
Single Family Mortgage	33.8%
Other Revenue Bonds	17.7
Multifamily Mortgage	9.5
Education/Student Loan	9.1
Insured	7.4
Transportation	5.2
Sectors less than 5%	12.3
Cash & Other Net Assets	5.0
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SNTIX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

Class Y - SNTYX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

Fund Overview

This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Tax-Free Income Fund - Class Y	$56	0.55%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2026, the Sit Tax-Free Income Fund - Class Y returned +5.29%, outperforming the Bloomberg 5-Year Municipal Bond Index's return of +4.09%.  Both the U.S. Treasury and municipal yield curves steepened during the period, with yields on short bonds falling and yields on long bonds backing up about 35 and 25 basis points respectively.  As such, the Fund’s short duration bonds generally performed well, but long bonds contributed most to the outperformance.  Credit quality was mixed with AA-rated and below investment grade bonds performing best.  From a sector perspective, the Fund’s overweight in single-family mortgage revenue bonds was a significant factor as spreads narrowed to historic lows and those bonds strongly outperformed.  The Fund also benefited from its multi-family housing bonds, with a large concentration in senior living.  Conversely, healthcare bonds, including specialty cancer treatment centers, dampened performance.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Tax-Free Income Fund - Class Y
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
10,521
10,320
10,309
6/21
3/22
3/23
3/24
3/25
3/26

Table Summary
	Sit Tax-Free Income Fund - Class Y	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
6/21	10,046	10,027	10,002
3/22	9,394	9,445	9,508
3/23	9,025	9,470	9,675
3/24	9,489	9,766	9,864
3/25	9,801	9,885	10,108
3/26	10,320	10,309	10,521

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/26)

Table Summary
	1 Year	Since Inception 6/1/2021
Sit Tax-Free Income Fund - Class Y	5.29%	0.65%
Bloomberg Municipal Bond Index	4.29%	0.63%
Bloomberg 5-Year Municipal Bond Index	4.09%	1.06%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and alternative minimum tax. The tables reflect the investment makeup of the Fund as of March 31, 2026. Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/26)

Table Summary
Total Net Assets	$128,951,408
# of Portfolio Holdings	304
Portfolio Turnover Rate	27.42%
Investment Advisory Fees Paid	$266,294
Average Maturity	21.0 Years
Effective DurationFootnote Reference1	6.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Table Summary
AAA	5.8%
AA	38.3
A	14.8
BBB	8.3
Less Than BBB	2.2
Not Rated	25.6
Other Assets & liabilities	5.0
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

Table Summary
AA	0.3%
BBB	3.7
BB	16.0
&lt; BB	5.6
Total	25.6%

Portfolio composition

Table Summary
Single Family Mortgage	33.8%
Other Revenue Bonds	17.7
Multifamily Mortgage	9.5
Education/Student Loan	9.1
Insured	7.4
Transportation	5.2
Sectors less than 5%	12.3
Cash & Other Net Assets	5.0
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SNTYX

Sit Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

SMTFX

Sit Minnesota Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

Fund Overview

This annual shareholder report contains important information about Sit Minnesota Tax-Free Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Minnesota Tax-Free Income Fund	$83	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended March 31, 2026, the Sit MN Tax-Free Income Fund returned +6.52%, outperforming the Bloomberg 5-Year Municipal Bond Index's return of +4.09%.  Both the U.S. Treasury and municipal yield curves steepened during the period, with yields on short bonds falling and yields on long bonds backing up about 35 and 25 basis points respectively.  As such, the Fund’s short duration bonds generally performed well, but long bonds contributed most to the outperformance.  Credit quality was mixed, with AA-rated and below investment grade bonds performing best.  Further, the Fund’s significant allocation to non-rated bonds performed exceptionally well.  From a sector perspective, the Fund’s overweight in single-family mortgage revenue bonds was a significant factor as spreads narrowed to historic lows and those bonds strongly outperformed.  The Fund also benefited from its multi-family housing bonds, with a large concentration in senior living.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

Sit Minnesota Tax-Free Income Fund
Bloomberg 5-Year Municipal Bond Index
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
12,379
12,171
11,968
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
3/26

Table Summary
	Sit Minnesota Tax-Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
3/16	$10,000	$10,000	$10,000
3/17	9,981	10,015	10,035
3/18	10,388	10,282	10,100
3/19	10,819	10,835	10,546
3/20	11,000	11,252	10,778
3/21	11,654	11,872	11,324
3/22	11,122	11,342	10,816
3/23	10,890	11,371	11,006
3/24	11,286	11,726	11,221
3/25	11,426	11,869	11,498
3/26	12,171	12,379	11,968

The Fund continues to use the Bloomberg 5-Year Municipal Bond Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph above and table below are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

Average Annual Total Returns (as of 03/31/26)

Table Summary
	1 Year	5 Years	10 Years
Sit Minnesota Tax-Free Income Fund	6.52%	0.87%	1.98%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 5-Year Municipal Bond Index	4.09%	1.11%	1.81%

What did the Fund invest in?

The Fund primarily invested in municipal securities, offering interest income exempt from federal regular income tax and Minnesota regular personal income tax. The tables reflect the investment makeup of the Fund as of March 31, 2026.  Portfolio holdings are subject to change.

Fund Statistics (as of 03/31/26)

Table Summary
Total Net Assets	$383,873,920
# of Portfolio Holdings	250
Portfolio Turnover Rate	20.06%
Investment Advisory Fees Paid	$749,759
Average Maturity	16.8 Years
Effective DurationFootnote Reference1	7.4 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Quality Ratings (% of Net Assets)

Table Summary
AAA	6.6%
AA	37.3
A	13.1
BBB	7.9
Less Than BBB	7.4
Not Rated	24.6
Other Assets & liabilities	3.1
Total	100.0%

Adviser’s Assessment of Non-Rated Securities

Table Summary
A	0.8%
BBB	6.6
BB	15.2
&lt; BB	2.0
Total	24.6%

Portfolio composition

Table Summary
Single Family Mortgage	21.5%
Multifamily Mortgage	21.0
Education/Student Loan	16.8
Hospital/Health Care	14.2
General Obligation	9.4
Sectors less than 5%	14.0
Cash & Other Net Assets	3.1
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended March 31, 2026.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SMTFX

Sit Minnesota Tax-Free Income Fund

Annual Shareholder Report

March 31, 2026

Item 2: Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that Mr. Edward M. Giles, Mr. Sidney L. Jones, Mr. Bruce C. Lueck, Mr. Donald W. Phillips, and Mr. Barry N. Winslow are audit committee financial experts serving on its audit committee. Mr. Giles, Mr. Jones, Mr. Lueck, Mr. Phillips, and Mr. Winslow are independent for purposes of this Item.

Item 4: Principal Accountant Fees and Services.

a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	All Other Fees (d)
Fiscal year ended March 31, 2026	$88,600	0	$19,140	0
Fiscal year ended March 31, 2025	$86,000	0	$18,510	0

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Investments.

(a) The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b) Not applicable.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information March 31, 2026 U.S. Government Securities Fund Quality Income Fund Tax-Free Income Fund Minnesota Tax-Free Income Fund Sit Mutual Funds

Sit Bond Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 20.4%
Federal Home Loan Mortgage Corporation - 6.6%
201,422	2.00	8/1/41	175,734
889,491	4.50	7/1/52	863,578
2,119,453	4.50	2/1/55	2,046,343
283,582	5.00	5/1/42	285,723
87,248	5.00	12/1/48	87,885
376,930	5.50	9/1/52	382,732
39,028	5.82	10/1/37	40,405
2,354,249	6.00	11/1/38	2,428,755
544,928	6.00	2/1/54	548,053
1,107,907	6.50	11/1/53	1,146,254
42,226	6.88	2/17/31	43,095
1,785,416	7.00	10/1/37	1,879,899
1,034,503	7.00	10/1/38	1,093,252
837,293	7.00	3/1/39	881,220
1,080,299	7.00	11/1/53	1,134,597

			13,037,525

Federal National Mortgage Association - 10.4%
131,517	3.50	10/1/34	127,721
2,195,006	4.00	4/1/54	2,070,595
4,099,598	4.50	7/1/52	3,973,410
4,934,199	4.50	9/1/52	4,782,832
4,024,116	4.50	3/1/55	3,885,305
69,278	5.00	4/1/33	69,351
318,172	5.00	11/1/39	321,541
161,475	5.00	6/1/40	163,185
847,560	5.00	7/1/40	856,540
147,762	5.00	7/1/41	149,328
314,419	5.00	2/1/44	318,168
1,427,046	5.00	7/1/52	1,396,035
950,638	5.50	11/1/52	980,720
641,170	5.93	5/1/35	639,449
706,264	6.00	2/1/54	710,314

			20,444,494

Government National Mortgage Association - 3.4%
384,018	5.00	7/20/49	382,716
220,283	5.50	5/20/40	226,703
559,672	5.50	8/20/62	562,412
1,813,383	6.00	12/20/52	1,866,355
1,728,388	6.00	8/20/62	1,755,950
6,842	6.50	12/20/38	6,869
1,762,911	7.00	12/20/52	1,835,495

			6,636,500

Total Mortgage Pass-Through Securities			40,118,519

(cost: $40,108,539)

U.S. Treasury / Federal Agency Securities - 4.1%
U.S. Treasury Bonds:
2,850,000	3.63	2/15/53	2,293,025
U.S. Treasury Notes:
1,000,000	4.00	11/15/35	976,250
2,300,000	4.25	1/31/30	2,329,109
1,800,000	4.25	11/15/34	1,800,563
600,000	4.38	5/15/34	606,680

Total U.S. Treasury / Federal Agency Securities			8,005,627

(cost: $8,334,691)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 73.9%

Federal Home Loan Mortgage Corporation - 18.0%
1,066,414	4.00	5/15/48		1,005,256
4,838,576	4.50	9/25/53		4,826,700
886,050	4.56	7/25/32	[1]	829,752
725,892	5.00	10/25/48		727,416
1,439,676	5.00	2/25/51		1,412,151
1,374,389	5.00	4/25/52		1,377,543
4,639,910	5.00	11/25/50	[1]	4,481,507
2,042,697	5.23	5/25/43		1,930,613
1,387,451	5.50	6/25/48		1,399,129
1,071,292	5.50	11/25/50		1,080,026
3,806,322	5.50	6/25/51		3,851,372
258,817	5.75	8/15/35		265,039
279,650	6.00	4/15/30		286,432
748,912	6.00	6/15/37		789,488
761,225	6.00	9/15/42		772,761
2,168,638	6.00	9/25/52		2,246,371
224,971	6.50	6/25/32		224,599
248,181	6.50	8/15/39		263,487
731,510	6.50	2/25/43		769,210
657,938	6.50	10/25/43		669,876
1,252,941	6.50	8/15/45		1,361,530
589,918	7.00	12/15/40		645,735
1,120,423	7.00	3/25/43		1,184,051
1,734,323	7.00	7/25/43		1,820,010
815,567	7.00	3/15/49		865,866
422,080	7.50	9/25/43		435,948

				35,521,868

Federal National Mortgage Association - 17.1%
38,017	4.00	7/25/40		37,881
1,432,900	5.00	7/25/33		1,440,208
2,819,644	5.00	11/25/50		2,748,925
2,876,476	5.00	12/25/50		2,878,262
337,514	5.00	1/25/51		336,638
1,591,258	5.00	3/25/55		1,580,013
943,982	5.25	8/25/49		949,359
322,161	5.36	6/25/42		328,580
449,685	5.50	6/25/40		463,472
976,622	5.50	1/25/49		982,783
1,024,809	5.62	11/25/33		1,023,596
260,331	5.75	8/25/33		262,338
64,512	6.00	11/25/32		66,657
396,772	6.00	9/25/35		412,796
359,561	6.00	10/25/36		371,077
892,872	6.00	11/25/43		908,614
1,398,961	6.00	6/25/44		1,428,010
313,874	6.00	8/25/44		320,208
1,450,000	6.00	10/25/53		1,483,091
1,595,691	6.50	11/25/41		1,617,723
844,212	6.50	7/25/42		876,230
1,485,908	6.50	12/25/43		1,520,987
674,456	6.59	9/25/37	[1]	668,575
321,121	6.65	8/25/37	[1]	321,806
239,074	6.75	4/25/37		240,755
709,342	7.00	12/25/33		739,106
526,818	7.00	6/19/41	[1]	530,564
767,505	7.00	12/25/41		796,442
936,757	7.00	6/25/42	[1]	935,779
553,972	7.00	7/25/42		575,592

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
518,555	7.00	2/25/44		530,928
524,119	7.00	4/25/49		556,375
198,580	7.50	10/25/40		199,378
707,513	7.50	11/25/40		708,329
970,256	7.50	7/25/41		985,886
235,202	7.50	1/25/42		247,902
410,953	7.50	5/25/42		435,162
493,382	7.50	2/25/44		500,477
303,561	7.50	5/25/44		326,434
2,037,739	7.50	1/25/48		2,124,872
19,919	8.05	10/25/42	[1]	21,446
96,309	8.50	6/25/30		101,913
6,599	18.19	3/25/39	[1]	8,020

				33,593,189

Government National Mortgage Association - 38.7%
1,857,707	4.73	5/20/51	[1]	1,782,403
1,900,272	4.75	5/20/51	[1]	1,818,096
4,136,092	4.77	8/20/51	[1]	3,987,994
553,623	5.00	8/20/48		552,751
3,288,690	5.00	1/20/51		3,239,072
5,961,192	5.00	2/20/51		5,856,458
344,435	5.00	6/20/52		343,650
771,616	5.50	12/20/49		773,829
3,086,616	5.50	12/20/50		3,135,148
2,577,720	5.50	1/20/51		2,613,661
1,386,232	5.50	4/20/51		1,419,286
10,597,246	5.50	5/20/51		10,782,488
11,694,209	5.50	6/20/51		11,870,039
13,565,017	5.50	7/20/51		13,739,223
1,453,291	5.50	10/20/51		1,473,685
6,208,433	5.92	2/20/51	[1]	6,341,596
207,473	6.00	12/20/35		211,667
199,714	6.00	3/20/48		204,982
1,124,546	6.00	3/20/49		1,140,308
334,310	6.00	5/20/49		342,126
1,661,872	6.50	8/20/48		1,696,181
731,948	6.50	10/20/48		773,798
652,858	6.50	1/20/49		691,161
291,219	6.50	3/20/54		297,532
777,769	7.00	11/20/48		811,987
223,410	7.05	2/20/45	[1]	237,461

				76,136,582

Vendee Mortgage Trust - 0.1%
264,492	6.35	7/15/30	[1]	269,082

				269,082

Total Collateralized Mortgage Obligations				145,520,721

(cost: $154,758,794)

Asset-Backed Securities - 0.5%

Federal Home Loan Mortgage Corporation - 0.1%
153,734	7.16	7/25/29		155,427

				155,427

Federal National Mortgage Association - 0.4%
	SOFRRATE 30 Day
2,608	Average + 0.45%, 3.95	11/25/32	[1]	2,559
188,918	4.52	9/26/33	[14]	185,689
52,358	4.86	10/25/33	[14]	53,050

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
694,743	5.22	2/25/33	[14]	700,794

				942,092

Total Asset-Backed Securities				1,097,519

(cost: $1,106,138)

Put Options Purchased [19] - 0.0%				120,438

(cost: $79,908)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 0.8%
1,576,049	Fidelity Inv. Money Mkt. Gvt. Fund, 3.53%			1,576,049

(cost: $1,576,049)
Total Investments in Securities—99.7% (cost: $205,964,119)				196,438,873

Other Assets and Liabilities—0.3%				521,354

Net Assets—100.0%				$196,960,227

1

Variable rate security. Rate disclosed is as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2026.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

MARCH 31, 2026	3

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit U.S. Government Securities Fund (Continued)

19 Options outstanding as of March 31, 2026 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	164	108.25	May 2026	StoneX Financial, Inc.	17,753,000	79,908	120,438

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows (see Note 2—significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	40,118,519	—	40,118,519
U.S. Treasury / Federal Agency Securities	—	8,005,627	—	8,005,627
Collateralized Mortgage Obligations	—	145,520,721	—	145,520,721
Asset-Backed Securities	—	1,097,519	—	1,097,519
Put Options Purchased	120,438	—	—	120,438
Short-Term Securities	1,576,049	—	—	1,576,049

Total:	1,696,487	194,742,386	—	196,438,873

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2026	5

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 5.0%

Agency - 0.2%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	265,636	4.85	5/28/35	272,164
Small Business Administration, Series 2006-20D, Class 1	6,575	5.64	4/1/26	6,575
Small Business Administration, Series 2007-20B, Class 1	8,409	5.49	2/1/27	8,451

				287,190

Non-Agency - 4.1%

Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,341,284
RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	437,709	7.11	11/25/43	441,030
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	993,718	6.59	5/25/44	1,003,211
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 4, [14]	384,518	6.15	6/25/44	387,163
RCKT Mortgage Trust, Series 2025-CES1, Class A1B 4, [14]	984,791	5.70	1/25/45	988,883
RCKT Mortgage Trust, Series 2025-CES3, Class A1A 4, [14]	742,823	5.55	3/25/55	746,943
SBA Tower Trust [4]	525,000	4.83	10/15/29	527,260
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	219,256	7.29	10/25/63	220,547

				5,656,321

State and Local - 0.7%

DTE Electric Securitization Funding II, LLC	831,559	5.97	3/1/32	871,214

				871,214

Total Asset-Backed Securities (cost: $6,734,620)				6,814,725

Collateralized Mortgage Obligations - 44.5%

Agency - 36.9%

FHLMC REMICS, Series 3756, Class PZ	2,082,559	4.00	11/15/40	2,023,419
FHLMC REMICS, Series 4246, Class PT	152,500	6.50	2/15/36	157,772
FHLMC REMICS, Series 5226, Class D	294,766	3.50	12/15/45	285,614
FHLMC REMICS, Series 5252, Class BT	688,457	6.00	9/25/52	713,134
FHLMC REMICS, Series 5280, Class A	810,670	3.50	1/25/50	767,678
FHLMC REMICS, Series 5378, Class DA	2,898,235	5.00	5/25/49	2,900,355
FHLMC REMICS, Series 5391, Class EA	1,012,533	5.50	5/25/49	1,019,285
FHLMC REMICS, Series 5417, Class HA	854,742	5.50	11/25/51	857,722
FHLMC REMICS, Series 5440, Class NG	436,471	5.50	9/25/49	436,256
FHLMC REMICS, Series 5444, Class AB	304,583	5.50	9/25/49	304,009
FHLMC REMICS, Series 5452, Class CB	836,455	5.00	8/25/51	835,423
FHLMC REMICS, Series 5470, Class MA	746,950	5.00	4/25/52	748,665
FHLMC REMICS, Series 5487, Class CA	1,579,071	5.50	12/25/51	1,588,400
FHLMC REMICS, Series 5537, Class EA	890,213	5.00	5/25/52	885,814
FHLMC REMICS, Series 5585, Class M	1,560,419	5.00	10/25/55	1,541,880
FHLMC REMICS, Series 5596, Class CA	1,194,140	5.00	8/25/55	1,186,370
FHLMC REMICS, Series 5627, Class DT	2,419,288	4.50	9/25/53	2,413,350
FHLMC Structured Pass-Through Certificates, Series T-54, Class 2A	1,603,860	6.50	2/25/43	1,686,519
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	648,656	7.00	3/25/44	659,252
FNMA Grantor Trust, Series 2002-T18, Class A4 [1]	1,774,909	7.50	8/25/42	1,912,892
FNMA REMICS, Series 2002-W1, Class 2A [1]	1,028,771	4.31	2/25/42	1,027,072
FNMA REMICS, Series 2004-W5, Class A1	1,269,545	6.00	2/25/47	1,317,697
FNMA REMICS, Series 2009-24, Class LC [1]	193,228	1.96	4/25/39	170,946
FNMA REMICS, Series 2010-68, Class W [1]	143,003	1.31	7/25/37	124,459
FNMA REMICS, Series 2011-10, Class AC	1,107,497	3.00	2/25/41	1,073,114
FNMA REMICS, Series 2011-146, Class LX	165,995	3.50	10/25/40	165,463
FNMA REMICS, Series 2015-61, Class VB	829,289	3.50	6/25/34	823,800
FNMA REMICS, Series 2018-25, Class AG	708,027	3.50	4/25/47	690,544
FNMA REMICS, Series 2022-42, Class GV	716,677	5.00	7/25/33	713,835
FNMA REMICS, Series 2023-64, Class HA	2,576,394	5.50	9/25/50	2,610,224
FNMA REMICS, Series 2025-100, Class CT	2,318,378	5.00	12/25/55	2,294,482
FNMA REMICS, Series 2025-55, Class AN	1,347,540	5.00	7/25/55	1,341,568
FNMA REMICS, Series 2025-66, Class KA	1,744,389	5.00	8/25/52	1,741,144

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FNMA REMICS, Series 2025-74, Class CN	2,293,421	5.00	2/25/53	2,281,712
FNMA REMICS, Series 2025-84, Class A	2,196,579	5.00	2/25/55	2,212,398
FNMA Trust, Series 2004-W9, Class 1A3	595,666	6.05	2/25/44	614,589
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	120,566	4.48	11/25/37	120,003
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	463,843	4.48	12/25/37	461,347
Government National Mortgage Association, Series 2004-11, Class QG	148,891	5.00	2/16/34	148,571
Government National Mortgage Association, Series 2020-149, Class AW	1,354,070	5.50	10/20/50	1,364,380
Government National Mortgage Association, Series 2024-116, Class MB	535,359	6.50	3/20/54	546,965
Government National Mortgage Association, Series 2024-4, Class GK	589,709	5.00	3/20/52	592,265
Government National Mortgage Association, Series 2024-79, Class MC	877,123	5.50	10/20/49	884,984
Government National Mortgage Association, Series 2025-135, Class CD	1,758,611	5.00	4/20/52	1,758,448
Government National Mortgage Association, Series 2025-71, Class AD	1,549,234	5.00	4/20/54	1,547,915
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	195,384	4.00	2/25/59	183,560
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,114,352	4.00	4/25/62	1,045,173

				50,780,467

Non-Agency - 7.6%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	418,739	6.00	2/25/55	421,026
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	494,251	6.00	3/25/55	495,618
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	431,977	2.50	6/25/51	398,364
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	621,477	2.50	5/25/52	556,984
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,109,222	2.50	10/25/51	1,001,620
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	380,526	2.50	11/25/51	343,233
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	300,932	6.00	10/25/54	301,836
JP Morgan Mortgage Trust, Series 2025-1, Class A4 1, [4]	969,778	6.00	6/25/55	975,053
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	146,391	4.00	4/25/57	141,429
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	110,105	4.54	1/25/48	108,340
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	189,539	2.50	11/25/50	175,771
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	98,775	5.76	11/25/53	98,580
Sequoia Mortgage Trust, Series 2024-9, Class A11 1, [4]	88,505	5.50	10/25/54	88,273
Sequoia Mortgage Trust, Series 2025-1, Class A10 1, [4]	1,403,249	6.00	1/25/55	1,406,851
Sequoia Mortgage Trust, Series 2025-2, Class A4 1, [4]	759,610	6.00	3/25/55	762,284
Sequoia Mortgage Trust, Series 2025-4, Class A11 1, [4]	826,367	5.50	4/25/55	826,904
Sequoia Mortgage Trust, Series 2025-8, Class A5 1, [4]	648,283	5.50	6/25/55	648,612
Sequoia Mortgage Trust, Series 2026-1, Class A5 1, [4]	1,547,950	4.50	2/25/56	1,526,405
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	166,228	2.50	9/25/50	153,218

				10,430,401

Total Collateralized Mortgage Obligations (cost: $61,342,225)				61,210,868

Corporate Bonds - 10.7%
Associated Banc-Corp.	1,400,000	6.46	8/29/30	1,432,846
CVS Pass-Through Trust [4]	203,582	5.93	1/10/34	207,490
CVS Pass-Through Trust	327,280	6.94	1/10/30	336,947
CVS Pass-Through Trust Series 2013 [4]	875,008	4.70	1/10/36	825,780
F&G Global Funding [4]	1,225,000	5.88	1/16/30	1,240,145
Fifth Third Financial Corp.	1,025,000	5.98	1/30/30	1,057,458
First Citizens BancShares, Inc.	1,200,000	5.23	3/12/31	1,190,113
First Horizon Corp.	650,000	5.51	3/7/31	658,447
FNB Corp.	1,200,000	5.72	12/11/30	1,205,180
Great River Energy [4]	718,063	6.25	7/1/38	757,157
MSCI, Inc. [4]	1,250,000	3.88	2/15/31	1,182,279
Pinnacle Financial Partners, Inc.	1,175,000	6.17	11/1/30	1,197,768
Texas Capital Bancshares, Inc.	1,225,000	5.30	2/27/32	1,208,985
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	908,508
Western Alliance Bancorp (Subordinated)	1,400,000	3.00	6/15/31	1,341,522

Total Corporate Bonds (cost: $14,759,835)				14,750,625

See accompanying notes to financial statements.

MARCH 31, 2026	7

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 20.2%

Federal Home Loan Mortgage Corporation - 3.3%

Freddie Mac	1,212,217	2.50	8/1/30	1,174,776
Freddie Mac	6,922	3.00	9/1/27	6,870
Freddie Mac	1,470,417	3.00	3/1/31	1,435,081
Freddie Mac	85	3.50	7/1/26	84
Freddie Mac	1,475	4.00	7/1/26	1,471
Freddie Mac	3,218	4.00	1/1/27	3,212
Freddie Mac	197,204	4.00	4/1/29	197,026
Freddie Mac	66,702	4.00	10/1/31	66,201
Freddie Mac	311,891	4.50	6/1/39	307,158
Freddie Mac	765,260	5.00	8/1/38	771,360
Freddie Mac	759,000	5.00	9/1/54	748,844

				4,712,083

Federal National Mortgage Association - 14.6%

Fannie Mae	81,551	3.00	10/1/27	81,036
Fannie Mae	7,423	3.00	8/1/28	7,358
Fannie Mae	194,204	3.00	5/1/30	190,493
Fannie Mae	86,169	3.00	11/1/31	85,406
Fannie Mae	1,009,864	3.50	4/1/32	990,064
Fannie Mae	269,871	3.50	11/1/38	261,592
Fannie Mae	3,935	4.00	10/1/31	3,901
Fannie Mae	257,094	4.00	10/1/34	255,633
Fannie Mae	577,752	4.00	6/1/38	571,931
Fannie Mae	9,821	4.50	3/1/29	9,799
Fannie Mae	135,712	4.50	7/1/31	136,069
Fannie Mae	1,076,122	4.50	4/1/39	1,078,906
Fannie Mae	1,977,876	4.50	9/1/53	1,913,224
Fannie Mae	1,934,231	4.50	8/1/54	1,867,513
Fannie Mae	2,730,618	5.00	6/1/53	2,705,735
Fannie Mae	371,325	5.50	12/1/35	383,176
Fannie Mae	610,875	5.50	12/1/38	622,946
Fannie Mae	257,061	5.50	8/1/40	265,177
Fannie Mae	428,933	5.50	2/1/42	442,644
Fannie Mae	654,531	5.50	5/1/49	669,085
Fannie Mae	391,377	5.50	9/1/49	402,120
Fannie Mae	1,498,662	5.50	8/1/56	1,543,104
Fannie Mae	1,714,545	6.00	11/1/38	1,767,564
Fannie Mae	958,774	6.00	10/1/53	984,123
Fannie Mae	420,585	6.50	5/1/40	445,652
Fannie Mae	381,035	7.00	1/1/40	399,709
Fannie Mae	428,920	7.00	1/1/40	449,941
Fannie Mae	1,320,363	7.50	10/1/38	1,371,833

				19,905,734

Government National Mortgage Association - 2.1%

Ginnie Mae	3	5.00	6/20/26	3
Ginnie Mae	2,050,187	5.50	8/20/62	2,060,224
Ginnie Mae, US Treasury + 1.50% [1]	10,033	5.63	4/20/33	10,156
Ginnie Mae, US Treasury + 1.50% [1]	3,499	5.63	4/20/42	3,517
Ginnie Mae	837,395	6.00	9/20/38	853,488

				2,927,388

Other Federal Agency Securities - 0.2%

Small Business Administration Pools, PRIME - 2.50% [1]	95,537	4.25	5/25/43	95,626
Small Business Administration Pools, PRIME + 0.80% [1]	41,832	7.55	3/25/30	42,479

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration Pools, PRIME + 0.81% [1]	77,825	7.56	2/25/28	78,979

				217,084

Total Mortgage Pass-Through Securities (cost: $27,805,696)				27,762,289

Taxable Municipal Bonds - 18.0%
Colorado Housing & Finance Authority	555,000	6.50	5/1/48	587,818
Columbus Metropolitan Housing Authority	1,000,000	4.60	12/1/28	993,309
Commonwealth of Massachusetts Transportation Fund	1,000,000	5.63	6/1/30	1,023,387
Connecticut Housing Finance Authority	955,000	5.75	11/15/54	983,948
County of Yamhill OR	280,000	4.50	10/1/30	268,318
Idaho Housing & Finance Association	820,000	6.00	1/1/48	856,265
Idaho Housing & Finance Association	845,000	6.50	7/1/53	896,915
Idaho Housing & Finance Association	995,000	6.50	7/1/56	1,066,546
Illinois Housing Development Authority	995,000	6.25	4/1/56	1,053,835
Illinois Housing Development Authority	860,000	6.50	4/1/54	907,141
Kentucky Higher Education Student Loan Corp.	460,000	2.52	6/1/35	440,843
Kentucky Housing Corp.	955,000	6.25	1/1/55	1,004,585
Maryland Community Development Administration	795,000	6.00	9/1/53	828,878
Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	682,195
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	777,427
Massachusetts Housing Finance Agency	910,000	6.50	12/1/52	962,252
Minnesota Housing Finance Agency	960,000	6.13	7/1/55	1,018,532
Missouri Highway & Transportation Commission	895,000	5.45	5/1/33	919,662
Monroe County Water Authority	1,455,000	6.26	8/1/30	1,506,837
Nebraska Investment Finance Authority	975,000	6.00	9/1/53	1,023,130
Nevada Housing Division	500,000	6.25	10/1/56	533,078
New Mexico Mortgage Finance Authority	695,000	6.25	3/1/55	735,802
New York City Housing Development Corp.	1,000,000	4.27	2/1/30	1,003,846
North Carolina Housing Finance Agency	450,000	6.50	1/1/55	473,806
Oklahoma Development Finance Authority	349,205	3.88	5/1/37	344,104
Pennsylvania Housing Finance Agency	750,000	6.50	10/1/55	812,751
Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,031,145
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	992,396
Utah Housing Corp.	890,000	6.25	1/1/54	933,611

Total Taxable Municipal Bonds (cost: $24,499,206)				24,662,362

U.S. Treasury / Federal Agency Securities - 0.5%
U.S. Treasury - 0.5%
U.S. Treasury Notes	700,000	3.50	2/28/31	686,492

				686,492

Total U.S. Treasury / Federal Agency Securities (cost: $684,684)				686,492

See accompanying notes to financial statements.

MARCH 31, 2026	9

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost: $663,735)	663,735	663,735

Total Investments in Securities - 99.4% (cost: $136,490,001)		136,551,096

Other Assets and Liabilities, net - 0.6%		859,217

Net Assets - 100.0%		$137,410,313

1

Variable rate security. Rate disclosed is as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of March 31, 2026 was $20,299,573 and represented 14.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2026.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows (see Note 2—significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	6,814,725	—	6,814,725
Collateralized Mortgage Obligations	—	61,210,868	—	61,210,868
Corporate Bonds	—	14,750,625	—	14,750,625
Mortgage Pass-Through Securities	—	27,762,289	—	27,762,289
Taxable Municipal Bonds	—	24,662,362	—	24,662,362
U.S. Treasury / Federal Agency Securities	—	686,492	—	686,492
Short-Term Securities	663,735	—	—	663,735
Total:	663,735	135,887,361	—	136,551,096

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2026	11

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.1%

Alabama - 1.8%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	10/1/45	508,545

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.63	10/1/49	479,360

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.88	10/1/55	493,071

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.95	10/1/55	497,312

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	358,479

				2,336,767

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,667

Arizona - 0.4%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	17,625

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	2,350

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	17,625

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	4,700

Phoenix Arizona Industrial Dev. Auth. Rev. (Christian Care Surprise Inc. Proj.)	500,000	5.50	12/1/50	486,826

				529,126

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	390,000	2.00	9/1/38	289,071

California - 3.9%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	266,276

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	321,999

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	198,609

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	317,359

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	617,795

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	300,225

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	450,638

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.20	6/1/39	476,964

San Francisco City & County Airport Comm-San Francisco International Airport Rev.	500,000	5.25	5/1/55	515,235

Santa Fe Springs Public Financing Auth. Rev. (Road Improvements)	275,000	5.25	6/1/45	297,442

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	654,457

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	590,893

				5,007,892

Colorado - 2.0%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,265

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	464,393

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	393,472

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	341,029

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	355,303

CO. Hsg. and Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	5.15	5/1/40	357,578

Reunion Metropolitan District Rev.	547,259	3.63	12/1/44	408,630

				2,570,670

Connecticut - 0.6%

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	759,511

Florida - 16.6%

Big Cypress Stewardship District Special Assessment Rev. (Assessment Area One)	250,000	5.75	5/1/55	242,064

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	101,694

Brightshore Community Dev. District Special Assessment	500,000	5.70	5/1/57	479,450

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	500,055

Capital Projects Finance Auth. Rev. (Imagine School at North Port Proj.) [4]	500,000	6.50	6/15/55	501,732

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	66,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	150,000

Capital Trust Auth. Rev. (Academir Charter Schools Inc. Proj.) [4]	500,000	6.50	7/1/55	501,457

Capital Trust Auth. Rev. (The Classical Academy Of Sarasota Proj.) [4]	500,000	6.13	7/1/55	492,763

Collier County Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	1,000,000	5.25	10/1/52	1,017,036

East Nassau Stewardship District Special Assessment (PDP No. 4 Series 2025 Proj.)	500,000	6.00	5/1/45	516,364

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	503,506

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	324,879

Esplanade at Wellen Park Community Dev. District Special Assessment	350,000	5.70	5/1/56	341,013

Firethorn Community Dev. District Special Assessment	265,000	5.60	5/1/55	255,378

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	760,000	5.05	7/1/47	771,557

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	499,002

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)	655,000	5.15	5/1/44	666,627

Gramercy Farms Community Dev. District Special Assessment	20,000	6.75	5/1/39	19,021

Grande Pines Community Dev. District Special Assessment	335,000	4.00	5/1/51	271,140

Greater Orlando Aviation Auth. Rev.	500,000	5.00	10/1/49	500,076

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	534,562

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	790,830

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	360,035

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	505,120

KD52 Community Dev. District No. 1 Special Assessment	350,000	6.13	5/1/56	342,561

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	354,169

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	84,859

Lakes of Sarasota Community Dev. District Special Assessment	200,000	4.13	5/1/31	200,670

Lakes of Sarasota Community Dev. District Special Assessment	205,000	4.30	5/1/51	170,386

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	302,949

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	300,422

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	400,236

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	330,000	5.55	5/1/54	330,852

Lakewood Ranch Stewardship District Special Assessment (Calusa Proj.)	250,000	5.90	5/1/55	256,681

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	480,000	5.25	5/1/44	490,729

Lakewood Ranch Stewardship District Special Assessment (Saddlestone Proj.)	400,000	5.50	5/1/56	398,076

Lakewood Ranch Stewardship District Special Assessment (Southeast Proj.)	1,000,000	6.00	5/1/56	1,032,961

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	514,955

Laurel Road Community Dev. District Special Assessment	210,000	3.13	5/1/31	198,828

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	306,508

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,104

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	165,690

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Improvement Stewardship District Special Assessment Rev.	280,000	5.75	5/1/33	290,645

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,172

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	6.50	5/1/44	427,385

See accompanying notes to financial statements.

MARCH 31, 2026	13

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	388,246

Pensacola Airport Rev.	500,000	5.50	10/1/55	521,759

River Landing Community Dev. District	300,000	4.35	5/1/51	258,630

Rolling Hills Community Dev. District Special Assessment	120,000	3.65	5/1/32	113,657

Sunbridge Stewardship District Special Assessment Rev. (Del Webb Phase 2D-3 Proj.)	250,000	5.63	5/1/56	244,750

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	305,984

Village Community Dev. District No. 16 Special Assessment	500,000	5.13	5/1/56	483,052

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	524,253

Windward at Lakewood Ranch Community Dev. District Special Assessment	200,000	4.50	5/1/50	172,242

				21,393,774

Georgia - 2.3%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	350,415

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	510,302

GA Hsg. & Finance Auth. Rev.	1,000,000	5.05	12/1/45	1,017,194

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	617,021

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	507,466

				3,002,398

Idaho - 0.3%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	435,943

Illinois - 4.8%

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	507,813

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	512,439

City of Burbank Rev. (Intercultural Montessori Language School Proj.) [4]	430,000	6.13	2/1/46	438,383

Galesburg Rev. (Knox College Proj.)	500,000	6.00	10/1/45	501,126

IL Fin. Auth. Educational Facs. Rev. (Rogers Park Montessori School Proj.) [4]	250,000	6.25	8/1/45	259,333

IL Fin. Auth. Rev. (Christian Homes, Inc.) 2, [5]	150,798	5.00	5/15/36	1,508

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,040,512

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	692,448

IL Finance Auth. Rev. (Springfield Sustainable Energy)	750,000	5.50	4/1/51	786,285

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,016,676

Malta Tax Allocation Rev. 2, [5,15]	1,921,000	5.75	N/A	461,040

				6,217,563

Indiana - 1.4%

IN Finance Auth. Rev. (Indiana Masonic Home Proj.)	350,000	5.38	5/1/50	347,874

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,477,127

				1,825,001

Iowa - 1.4%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	388,246

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	406,350

IA Finance Auth. Rev. (Des Moines Christian Schools Proj.) [4]	1,000,000	5.50	7/1/56	973,861

				1,768,457

Kentucky - 0.5%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	602,453

Louisiana - 2.7%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	5.00	10/1/50	251,353

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	511,725

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	6/1/45	510,478

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	276,633

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	445,000	5.75	6/1/54	479,053

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	207,574

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	310,000	4.00	11/1/44	284,080

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	543,596

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	405,000	3.32	2/15/36	399,691

				3,464,183

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	391,619

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	652,330

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	354,216

				1,398,165

Michigan - 5.1%

Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	292,224

Grand Rapids Economic Dev. Corp. Rev. (Beacon Hill at Eastgate Proj.)	255,000	6.00	11/1/50	251,222

MI Finance Auth. Rev. (Holly Academy Proj.)	300,000	3.00	12/1/31	278,723

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,409,107

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,277,751

MI Hsg. Dev. Auth. Rev.	685,000	4.95	12/1/53	683,729

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	115,000	6.35	11/1/28	115,091

Northern Michigan University Rev.	250,000	5.50	6/1/55	263,012

Saginaw Hospital Finance Auth. Rev. (Covenant Medical Center)	1,000,000	5.25	7/1/51	1,033,452

				6,604,311

Minnesota - 0.6%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	254,149

MN Municipal Gas Agency Rev. (Gas Proj.)	500,000	5.00	9/1/35	515,165

				769,314

Mississippi - 0.5%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	600,000	4.55	11/1/39	604,019

Missouri - 2.0%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	115,000	3.50	11/1/40	108,622

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	192,413	5.00	11/15/46	2

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	960,000	5.00	11/1/48	971,513

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	295,064

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	227,984

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.05	11/1/55	1,008,142

				2,611,327

Montana - 0.2%

MT Board of Housing Single Family Rev.	400,000	2.40	12/1/45	285,561

Nevada - 0.5%

Las Vegas NV Special Improvement District No. 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	314,782

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	326,915

				641,697

See accompanying notes to financial statements.

MARCH 31, 2026	15

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hampshire - 1.2%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	436,370

New Hampshire Business National Finance Auth. Rev. (CABS-The Astro Sunterra Proj.) [4]	500,000	–	12/15/34	282,351

New Hampshire Business National Finance Auth. Rev. (Grace Christian School Proj.)	300,000	5.75	8/1/55	287,738

New Hampshire Business National Finance Auth. Rev. (Grand Pines Proj.) [4]	250,000	5.63	6/1/39	250,112

New Hampshire Business National Finance Auth. Rev. (Katy Court Proj. Dev.) [4]	250,000	5.88	12/1/32	250,153

				1,506,724

New Mexico - 0.2%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	319,709

New York - 5.2%

Build NYC Resource Corp. Rev. (Riverspring Health senior living)	350,000	5.00	12/15/31	344,834

Build NYC Resource Corp. Rev. (Senior Airport Facilities)	300,000	5.50	7/1/55	306,294

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,095

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	295,878

New York Transportation Dev. Corp. Rev.	500,000	6.00	6/30/55	525,817

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	500,763

New York Transportation Dev. Corp. Rev. (AGC Insured)	1,000,000	5.25	12/31/54	1,005,616

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	314,275

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	722,950

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	711,545

NY State Mortgage Agency Homeowner Mortgage Rev.	710,000	3.30	10/1/47	570,751

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,116,666

				6,765,484

North Carolina - 0.7%

Mecklenburg Co. Rev. (Little Rock Apts)	405,000	5.38	1/1/36	405,872

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	5.00	7/1/46	495,025

				900,897

North Dakota - 0.9%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	680,410

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	505,058

				1,185,468

Ohio - 6.3%

Bedford City School District G.O. (BAM Insured)	750,000	5.50	12/1/50	784,499

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)	725,000	5.50	1/1/50	758,208

Euclid Public Library G.O.	300,000	5.00	12/1/49	304,729

Hamilton Co. Rev. (Life Enriching Communities)	500,000	5.50	1/1/50	507,721

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	303,488

OH Housing Fin. Agy. Rev.	1,800,000	2.45	9/1/51	1,189,544

OH Housing Fin. Agy. Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	390,979

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,265,000	5.10	9/1/47	1,288,345

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.20	9/1/50	507,768

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	675,994

St Bernard OH Rev. (AGM Insured)	500,000	5.00	12/1/43	500,459

Willoughby-Eastlake City School District G.O.	400,000	5.00	12/1/30	404,216

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	506,434

				8,122,384

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Oklahoma - 0.4%

Lawton Industrial Dev. Auth. Rev.	500,000	5.25	7/1/55	511,718

Oregon - 0.9%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	371,084

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	722,892

				1,093,976

Pennsylvania - 2.7%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.33	10/1/34	448,946

Cumberland Municipal Auth. Rev. (Messiah Village Proj.)	500,000	5.50	6/1/51	501,614

PA Higher Educational Assistance Agy. Rev.	265,000	2.63	6/1/42	235,114

PA Hsg. Finance Agency Rev.	500,000	5.10	10/1/45	508,844

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,004,736

Philadelphia Airport Rev.	425,000	5.00	7/1/37	430,813

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	350,884

				3,480,951

South Carolina - 2.3%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	328,761

SC Jobs-Economic Dev. Auth. Rev. (Carealliance Health Services)	500,000	5.25	8/15/46	500,464

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	334,631

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	526,215

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	1/1/55	1,002,593

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	4.95	7/1/55	297,146

				2,989,810

Tennessee - 3.5%

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	301,285

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	303,551

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	787

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	597,142

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,059,102

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	282,923

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	737,992

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	661,086

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	515,457

				4,459,526

Texas - 11.7%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	460,167

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	797,125

Clifton Higher Education Finance Corp. Rev. (Aristoi Classical Academy)	500,000	6.00	8/15/50	490,561

Clifton Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.)	250,000	5.25	2/15/49	257,501

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	250,288

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	775,501

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,030,721

Houston Hotel Occupancy Tax & Special Rev. (Second Lien)	500,000	5.50	9/1/58	524,173

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	358,800

See accompanying notes to financial statements.

MARCH 31, 2026	17

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hope Cultural Education Facs. Finance Corp. Rev.	500,000	6.50	10/1/55	510,110

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	540,977	2.00	11/15/61	249,045

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) 2, [5,15]	204,000	5.38	N/A	165,750

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	510,836

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	394,943

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	657,747

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,303,655

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	507,059

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	1,008,024

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	759,514

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,513,668

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,009,257

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,517,092

				15,051,537

Utah - 2.3%

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	480,791

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	518,507

Northpoint Infrastructure Financing District Special Assessment [4]	250,000	6.63	12/1/55	245,987

Panorama Public Infrastructure District No. 1 G.O. [4]	500,000	6.25	3/1/55	500,753

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	457,080

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	324,448

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	455,000	5.00	1/1/54	456,827

				2,984,393

Virginia - 0.3%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	322,081

Washington - 0.6%

King Co. Hsg. Auth. Rev.	250,000	5.38	7/1/45	261,209

WA State Hsg. Finance Commission Rev. (Horizon House Proj.)	500,000	6.25	1/1/56	498,056

				759,265

West Virginia - 0.5%

WV Hsg. Dev. Fund Rev.	500,000	2.50	11/1/51	333,019

WV Hsg. Dev. Fund Rev.	250,000	5.13	11/1/55	251,946

				584,965

Wisconsin - 2.3%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	480,156

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	508,021

Public Finance Auth. Rev. (Legacy Hills Proj.) [4]	500,000	6.00	11/15/45	489,787

Public Finance Auth. Rev. (Viticus Group Proj.) [4]	250,000	6.25	12/1/45	255,789

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Communities)	500,000	5.50	6/1/61	494,490

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	262,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,520	9.00	1/1/46	103

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/47	101

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	12.00	1/1/47	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,171	9.00	1/1/48	100

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	390	12.00	1/1/48	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/49	99

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	384	11.00	1/1/49	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/50	97

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	372	11.00	1/1/50	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,334	9.00	1/1/51	105

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	365	11.00	1/1/51	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4]	429,120	3.75	7/1/51	287,561

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,218	9.00	1/1/52	104

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	475	10.00	1/1/52	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,985	9.00	1/1/53	102

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	10.00	1/1/53	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,869	9.00	1/1/54	101

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	453	10.00	1/1/54	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,636	9.00	1/1/55	99

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	444	9.00	1/1/55	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	9.00	1/1/56	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,404	9.00	1/1/56	98

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/57	97

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	481	9.00	1/1/57	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/58	95

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	9.00	1/1/58	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	456	9.00	1/1/59	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,938	9.00	1/1/59	94

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	8.00	1/1/60	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/60	93

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	440	8.00	1/1/61	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,589	9.00	1/1/61	91

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	428	8.00	1/1/62	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,473	9.00	1/1/62	90

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	419	8.00	1/1/63	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,240	9.00	1/1/63	89

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	409	8.00	1/1/64	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,124	9.00	1/1/64	88

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	403	7.00	1/1/65	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,008	9.00	1/1/65	87

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	434	7.00	1/1/66	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	14,775	9.00	1/1/66	85

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	5,235	5.00	1/1/67	30

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	192,429	9.00	1/1/67	1,106

WI Public Finance Auth. Rev. (MD Proton Treatment Center) 2, [4,5]	500,000	6.13	1/1/33	225,000

				3,006,509

Total Municipal Bonds (Cost: $144,213,273)				117,413,267

See accompanying notes to financial statements.

MARCH 31, 2026	19

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 3.9%

BlackRock MuniHoldings Fund, Inc. (MHD)	45,523	513,499

BlackRock MuniYield Quality Fund III, Inc. (MYI)	36,183	380,283

DWS Municipal Income Trust (KTF)	76,592	696,987

Invesco Advantage Municipal Income Trust II (VKI)	31,673	274,288

Invesco Municipal Opportunity Trust (VMO)	62,240	591,902

Invesco Municipal Trust (VKQ)	67,772	645,190

Invesco Pennsylvania Value Municipal Income Trust (VPV)	3,459	36,562

Invesco Quality Municipal Income Trust (IQI)	78,114	751,457

Invesco Trust for Investment Grade Municipals (VGM)	56,447	557,132

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	25,123	309,767

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	20,612	231,473

Nuveen Quality Municipal Income Fund (NAD)	7,010	80,615

Total Investment Companies (cost: $6,234,890)		5,069,155

Total Investments in Securities - 95.0% (cost: $150,448,163)		122,482,422

Other Assets and Liabilities, net - 5.0%		6,468,986

Net Assets - 100.0%		$128,951,408

[1]

Variable rate security. Rate disclosed is as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of March 31, 2026 was $2,024,656 and represented 1.6% of net assets.
[4]

144A Restricted Security. The total value of such securities as of March 31, 2026 was $13,403,296 and represented 10.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2026 was $1,378,295 and represented 1.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of March 31, 2026 was $300,225 and represented 0.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	117,413,267	—	117,413,267
Investment Companies	5,069,155	—	—	5,069,155
Total:	5,069,155	117,413,267	—	122,482,422

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

MARCH 31, 2026	21

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.7%

Education/Student Loan - 16.8%

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,041,258

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,486,332

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	470,000	5.00	7/1/29	470,179

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,575,000	5.25	7/1/37	1,575,955

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,237

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	999,958

Duluth Hsg. & Redev. Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	993,096

Duluth Hsg. & Redev. Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	277,975

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,589

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	875,012

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	215,000	4.00	11/1/26	214,658

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,724,544

Hugo Charter School Lease Rev. (Noble Academy Proj.)	615,000	5.00	7/1/29	615,239

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,187

Independence Charter School Lease Rev. (Beacon Academy Proj.)	80,000	4.25	7/1/26	79,874

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	746,752

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,180,016

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	206,909

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	993,949

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	440,000	4.00	12/1/31	369,919

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,034,184

Minneapolis School Lease Rev. (Twin Cities International School) [4]	425,000	4.25	12/1/27	423,812

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	968,467

MN Health & Education Facs. Auth. Rev. (Augsburg College)	2,815,000	4.25	5/1/40	1,959,021

MN Health & Education Facs. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	902,873

MN Health & Education Facs. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,900,336

MN Health & Education Facs. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,142,725

MN Health & Education Facs. Auth. Rev. (Macalester College)	1,000,000	5.25	3/1/56	1,035,835

MN Health & Education Facs. Auth. Rev. (Macalester College)	2,000,000	5.50	3/1/66	2,104,314

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,045,406

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	3,000,000	5.00	10/1/52	3,039,817

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	751,114

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,084,495

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	880,274

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,846,286

MN Health & Education Facs. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,703,520

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,883,215

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,084,699

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	987,645

Savage Charter School Lease Rev. (Aspen Academy)	90,000	4.00	10/1/26	89,769

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,714,761

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,495

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,125

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	668,742

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (German Immersion School)	700,000	5.00	7/1/33	700,303

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	585,000	4.50	12/1/29	557,305

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	700,000	3.00	6/1/31	561,715

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	699,441

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	75,000	2.00	9/1/26	74,289

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	940,522

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	625,000	3.00	12/1/29	602,746

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	539,318

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	793,514

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	1,000,000	6.38	6/15/61	985,220

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	475,000	4.13	9/1/47	402,518

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	555,000	5.50	9/1/55	535,855

Woodbury Charter School Lease Rev. (Math & Science Academy) [4]	3,000,000	5.25	6/1/45	2,869,565

				64,666,879

General Obligation - 9.4%

American Samoa Economic Dev. Auth. Rev. 4, [11]	750,000	5.25	9/1/45	738,586

Belle Plaine Independent School District No. 716	500,000	5.00	2/1/52	512,932

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	854,068

Duluth Independent School District No. 709	2,000,000	4.00	9/30/26	2,009,258

Itasca County Independent School District No. 318	3,000,000	2.00	2/1/39	2,252,923

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,109,366

Itasca G.O.	2,000,000	2.38	2/1/45	1,346,601

Itasca G.O.	4,000,000	2.50	2/1/50	2,458,453

Madison Lake G.O.	590,000	2.13	2/1/42	394,056

Mankato Independent School District No. 77	1,150,000	4.00	2/1/42	1,117,396

Minnesota G.O.	5,000,000	2.00	9/1/40	3,578,655

Moorhead G.O.	510,000	2.13	2/1/42	344,252

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,482

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	989,296

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,010,230

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,004,305

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	726,330

Roseau Independent School District No. 682	400,000	2.25	2/1/46	254,987

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	1,005,603

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	730,721

Waite Park G.O.	750,000	5.00	12/15/50	773,503

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	8,962,411

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,050,179

				36,224,593

Hospital/Health Care - 14.2%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,035,402

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	508,003

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,018,691

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	638,116

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	900,000	5.75	8/1/30	852,472

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	939,445

See accompanying notes to financial statements.

MARCH 31, 2026	23

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	354,906

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	711,161

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,120,519

Hayward Hsg. & Health Care Facs. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) 2, [5]	1,900,000	5.00	10/1/34	1,016,500

Lakes Area Economic Dev. Auth. Rev. (Vivie Nelson Care Center Proj.)	850,000	5.50	11/1/46	844,644

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	831,938

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,083,590

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,635,174

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,049,518

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,591,266

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,421,654

Minneapolis Health Care System Rev. (Fairview Health Services)	200,000	5.00	11/15/29	200,145

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	5,200,000	5.25	1/1/54	5,307,841

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,265,000	5.50	8/1/28	1,264,973

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	992,215

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	164,810

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	183,537

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	193,857

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,052,611

Rochester Health Care Facs. Rev. (Mayo Clinic)	4,000,000	4.38	11/15/53	3,801,405

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,413,242

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,387,056

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,093,552

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,993,140

St. Paul Hsg. & Redev. Auth. Rev. (Episcopal Homes Obligated Group) [4]	1,750,000	5.63	11/1/46	1,738,034

				54,439,417

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	918,262

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	961,829

				1,880,091

Multifamily Mortgage - 21.0%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	955,921

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	289,054

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	398,072

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	650,446

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	554,936

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,796,381

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	400,000	5.38	9/1/45	406,098

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	500,000	5.50	9/1/55	501,288

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	750,000	5.63	9/1/65	753,429

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	200,000	6.75	1/1/27	180,390

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	889,237

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,176,133

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	493,671

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,178,036

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,524,894

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,031,800

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,499,270

Blaine Senior Hsg. & Health Care Facs. Rev. (Crest View Senior Community Proj.) 2, [5,15]	892,133	5.13	N/A	847,526

Blaine Senior Hsg. & Health Care Facs. Rev. (Crest View Senior Community Proj.) 2, [5]	1,174,047	5.75	7/1/35	1,115,345

Blaine Senior Hsg. & Health Care Facs. Rev. (Crest View Senior Community Proj.) 2, [5]	1,427,413	6.13	7/1/45	1,356,042

Brainerd Senior Hsg. & Health Care Facs. Rev. (Pinecrest of Country Manor Proj.)	1,000,000	6.00	5/1/55	1,013,362

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,381

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	171,341

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	177,133

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	418,949

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	366,746

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	2,500,000	4.00	1/1/42	2,494,637

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	995,144

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,074,057

Duluth Hsg. & Redev. Auth. Rev. (Pennel Park Proj.)	1,236,581	4.50	8/1/41	1,249,708

Duluth Hsg. & Redev. Auth. Rev. (Woodland Garden Apartments)	1,293,000	4.95	8/1/42	1,353,388

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,170,925	3.75	11/1/34	3,140,268

Hayward Health Care Facs. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	1,350,000	5.38	8/1/34	940,691

Hayward Health Care Facs. Rev. (American Baptist Homes Midwest Proj.) 2, [5]	500,000	5.75	2/1/44	344,491

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,964,640

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,499,932	2.35	2/1/38	3,610,006

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,015,187

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	374,972

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,481,731

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,760,551	3.00	11/1/34	1,622,844

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	140,000	4.65	9/1/26	139,320

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	932,610

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	220,161

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,281,048

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	140,360

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,937,843

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,504,829

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	962,532

Oakdale Hsg. & Health Care Facs. Rev. (Ebenezer Obligated Group)	2,550,000	5.70	12/1/50	2,539,874

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	640,000	6.38	12/1/33	640,693

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,485

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,129

Sartell Health Care & Hsg. Facs. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,150,009

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,565,000	5.13	1/1/39	1,419,955

Shakopee Senior Hsg. Rev. (Benedictine Senior Living Obligated Group)	1,500,000	5.75	11/1/55	1,479,754

St. Bonifacius Health Care Rev. (Augustana Chapel View Homes, Inc. Proj.)	2,225,000	6.00	6/1/45	2,268,488

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,337,253

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,031,989

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	725,000	4.25	12/1/27	724,011

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,317,900

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	660,000	5.30	11/1/30	660,045

See accompanying notes to financial statements.

MARCH 31, 2026	25

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,498,256

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,819,926

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	800,820

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,372,080

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	973,429

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,617,597

				80,681,041

Municipal Lease - 3.7% [9]

Big Lake Economic Dev. Auth. Rev. (Option To Purchase Proj.)	3,825,000	5.00	2/1/52	3,881,652

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	947,440

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	707,267

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	442,480

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,748,256

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,002,705

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,837

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	368,388

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	722,782

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	550,914

Rum River Special Education Cooperative	1,200,000	5.50	2/1/46	1,212,833

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,439

				14,086,993

Other Revenue Bonds - 3.5%

Crystal Governmental Facs. Rev.	61,840	5.10	12/15/26	61,162

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,499,973

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/43	1,066,887

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/44	1,056,498

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/45	1,048,763

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	2,000,000	5.00	12/1/36	2,061,084

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	32,000	6.38	2/15/28	32,055

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	451,000	7.00	2/15/28	456,208

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	120,000	7.50	2/15/28	120,355

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,105,000	5.00	8/1/36	3,106,529

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,931,365

				13,440,879

Single Family Mortgage - 21.5%

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,463,608

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,869,554

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,268,298

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	5,486,765

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,352,550	3.30	5/1/48	1,200,532

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	421,375	3.75	11/1/48	388,812

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	460,817	3.45	3/1/49	413,825

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	745,552	3.15	6/1/49	656,797

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	771,278	2.47	1/1/50	619,136

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	4,215,908

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,635,000	2.50	7/1/51	3,762,848

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,680,000	2.20	7/1/41	1,246,531

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	338,770

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,099,355

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,530,000	2.63	1/1/40	3,732,032

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,692,551

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,936,594

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	22,000	3.80	7/1/38	21,225

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,420,000	2.80	1/1/44	2,719,209

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,250,000	2.70	7/1/44	1,762,234

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,475,392

MN Hsg. Fin. Agy. Rev. [8]	945,000	5.35	7/1/36	979,985

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,240,422

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,615,411

MN Hsg. Fin. Agy. Rev.	5,000,000	2.20	1/1/51	3,128,371

MN Hsg. Fin. Agy. Rev.	7,680,000	2.35	7/1/41	5,841,437

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,893,230

MN Hsg. Fin. Agy. Rev.	1,720,000	5.00	7/1/53	1,785,130

MN Hsg. Fin. Agy. Rev.	845,000	6.00	7/1/53	905,379

MN Hsg. Fin. Agy. Rev.	4,750,000	4.60	1/1/47	4,693,437

MN Hsg. Fin. Agy. Rev.	905,000	6.25	1/1/54	979,765

MN Hsg. Fin. Agy. Rev.	1,190,000	5.10	7/1/42	1,247,228

MN Hsg. Fin. Agy. Rev.	1,625,000	5.15	7/1/45	1,648,989

MN Hsg. Fin. Agy. Rev.	1,055,000	6.00	1/1/53	1,120,845

				82,449,605

Transportation - 2.9%

Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	504,457

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,540,318

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	3,250,000	5.00	1/1/47	3,269,035

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,650,000	5.25	1/1/47	2,705,037

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,529,365

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	500,000	5.00	1/1/52	503,650

				11,051,862

Utility - 3.2%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,001,231

Guam Govt. Waterworks Auth. Rev. [11]	1,000,000	5.50	7/1/55	1,031,928

MN Muni. Gas Agy. Rev.	7,000,000	5.00	9/1/35	7,212,308

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	505,063

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	773,387

St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	671,162

				12,195,079

Total Municipal Bonds (cost: $413,053,494)				371,116,439

See accompanying notes to financial statements.

MARCH 31, 2026	28

SCHEDULE OF INVESTMENTS

March 31, 2026

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 0.2%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	71,621	873,060

Total Investment Companies (cost: $986,105)		873,060

Total Investments in Securities - 96.9% (cost: $414,039,599)		371,989,499

Other Assets and Liabilities, net - 3.1%		11,884,421

Net Assets - 100.0%		$383,873,920

1

Variable rate security. Rate disclosed is as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of March 31, 2026 was $5,620,595 and represented 1.5% of net assets.
4

144A Restricted Security. The total value of such securities as of March 31, 2026 was $13,424,829 and represented 3.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2026 was $5,620,595 and represented 1.5% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2026, 4.5% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of March 31, 2026 was $14,086,993 and represented 3.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example American Samoa, Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of March 31, 2026 was $6,245,314 and represented 1.6% of net assets.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	371,116,439	—	371,116,439
Investment Companies	873,060	—	—	873,060
Total:	873,060	371,116,439	—	371,989,499

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$205,964,119	$136,490,001	$150,448,163	$414,039,599

Investments in securities, at fair value - see accompanying schedule for detail	$196,438,873	$136,551,096	$122,482,422	$371,989,499
Cash in bank on demand deposit	—	—	6,422,744	9,815,276
Accrued interest and dividends receivable	929,622	941,484	1,831,921	4,360,914
Receivable for investment securities sold	—	6,751	—	22,095
Receivable for Fund shares sold	206,602	4,142	16,249	344,015

Total assets	197,575,097	137,503,473	130,753,336	386,531,799

LIABILITIES
Disbursements in excess of cash balances	—	1,014	—	—
Payable for investment securities purchased	—	—	1,511,528	1,750,000
Payable for Fund shares redeemed	461,356	15,801	125,673	515,883
Cash portion of dividends payable to shareholders	31,354	7,055	86,702	130,181
Accrued supervisory and administrative fees	88,383	46,104	55,965	196,361
Accrued investment management fees	33,777	23,186	22,060	65,454

Total liabilities	614,870	93,160	1,801,928	2,657,879

Net assets applicable to outstanding capital stock	$196,960,227	$137,410,313	$128,951,408	$383,873,920

Net assets consist of:
Capital (par value and paid-in surplus)	$237,461,936	$143,531,379	$189,111,284	$446,834,485
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(40,501,709)	(6,121,066)	(60,159,876)	(62,960,565)

	$196,960,227	$137,410,313	$128,951,408	$383,873,920

Outstanding shares:
Class S Shares (Class S)*	13,181,562	2,704,472	9,380,214	40,160,784

Class Y Shares (Class Y)*	5,853,214	11,601,410	5,478,543	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$136,421,592	$25,952,905	$81,410,013	$383,873,920

Net Assets (Class Y)*	60,538,635	111,457,408	47,541,395	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$10.35	$9.60	$8.68	$9.56

Net Assets Value (Class Y)*	10.34	9.61	8.68	—

* Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax-Free Income Fund offers a single share class.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS AND OTHER INFORMATION	29

STATEMENTS OF OPERATIONS

Year Ended March 31, 2026

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$254,638	$54,520
Interest	$9,341,323	$6,437,788	5,906,918	15,913,889

Total income	9,341,323	6,437,788	6,161,556	15,968,409

Expenses (note 4):
Investment management fee
Class S Shares	290,445	77,852	171,636	749,759
Class Y Shares	118,216	307,390	94,658	—

Total investment management fee	408,661	385,242	266,294	749,759

Supervisory and administrative fee
Class S Shares	871,557	155,703	514,916	2,249,278
Class Y Shares	206,749	358,622	165,647	—

Total supervisory and administrative fee	1,078,306	514,325	680,563	2,249,278

Total expenses	1,486,967	899,567	946,857	2,999,037

Less fees and expenses waived by investment adviser	—	(128,414)	—	—

Total net expenses	1,486,967	771,153	946,857	2,999,037

Net investment income	7,854,356	5,666,635	5,214,699	12,969,372

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(566,936)	248,673	(6,119,906)	(8,662,481)
Net realized gain (loss) on futures	—	—	(92,530)	(364,076)

Net change in unrealized appreciation (depreciation) on investments	1,261,432	(172,723)	6,914,156	17,628,592
Net change in unrealized appreciation (depreciation) on futures	—	—	354,935	1,385,314

Net gain (loss)	694,496	75,950	1,056,655	9,987,349

Net increase (decrease) in net assets resulting from operations	$8,548,852	$5,742,585	$6,271,354	$22,956,721

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund		Sit Quality Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net investment income	$7,854,356	$8,578,145	$5,666,635	$5,728,091
Net realized gain (loss) on investments and futures	(566,936)	(4,170,561)	248,673	(591,654)
Net change in unrealized appreciation (depreciation) of investments and futures	1,261,432	7,225,489	(172,723)	2,119,160

Net increase (decrease) in net assets resulting from operations	8,548,852	11,633,073	5,742,585	7,255,597

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(5,463,921)	(6,261,423)	(1,094,155)	(1,186,566)
Common shares (Class Y)	(2,391,814)	(2,316,974)	(4,573,251)	(4,541,524)

Total distributions	(7,855,735)	(8,578,397)	(5,667,406)	(5,728,090)

Capital share transactions:
Proceeds from shares sold
Class S Shares	13,753,588	15,387,801	21,953,210	15,669,662
Class Y Shares	9,054,119	9,060,549	29,109,020	54,446,285
Reinvested distributions
Class S Shares	5,034,390	5,773,483	1,073,211	1,162,292
Class Y Shares	2,391,814	2,316,974	4,507,963	4,513,640
Payments for shares redeemed
Class S Shares	(36,754,457)	(51,781,243)	(19,404,754)	(26,408,373)
Class Y Shares	(9,322,409)	(19,107,113)	(35,469,683)	(48,670,071)

Increase (decrease) in net assets from capital transactions	(15,842,955)	(38,349,549)	1,768,967	713,435

Total increase (decrease) in net assets	(15,149,838)	(35,294,873)	1,844,146	2,240,942

Net assets:
Beginning of year	212,110,065	247,404,938	135,566,167	133,325,225

End of year	$196,960,227	$212,110,065	$137,410,313	$135,566,167

Capital transactions in shares:
Sold
Class S Shares	1,322,320	1,500,690	2,285,327	1,649,737
Class Y Shares	869,608	883,322	3,020,788	5,721,540
Reinvested distributions
Class S Shares	484,311	564,598	111,469	122,265
Class Y Shares	230,206	226,677	467,743	473,777
Redeemed
Class S Shares	(3,533,764)	(5,061,757)	(2,018,371)	(2,782,388)
Class Y Shares	(897,605)	(1,876,881)	(3,698,641)	(5,121,254)

Net increase (decrease)	(1,524,924)	(3,763,351)	168,315	63,677

See accompanying notes to financial statements.

31	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations:
Net investment income	$5,214,699	$5,933,589	$12,969,372	$12,570,680
Net realized gain (loss) on investments and futures	(6,212,436)	(4,262,354)	(9,026,557)	(3,124,076)
Net change in unrealized appreciation (depreciation) of investments and futures	7,269,091	3,366,906	19,013,906	(4,104,916)

Net increase (decrease) in net assets resulting from operations	6,271,354	5,038,141	22,956,721	5,341,688

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(3,341,198)	(3,501,820)	(12,969,372)	(12,570,680)
Common shares (Class Y)	(1,965,305)	(2,378,895)	—	—

Total distributions	(5,306,503)	(5,880,715)	(12,969,372)	(12,570,680)

Capital share transactions:
Proceeds from shares sold
Class S Shares	9,272,583	14,892,378	61,391,859	77,720,848
Class Y Shares	5,929,416	11,289,682	—	—
Reinvested distributions
Class S Shares	2,984,712	3,167,649	11,507,148	11,117,568
Class Y Shares	1,116,166	1,280,180	—	—
Payments for shares redeemed
Class S Shares	(27,507,322)	(21,769,538)	(88,342,210)	(98,263,345)
Class Y Shares	(19,834,945)	(15,882,334)	—	—

Decrease in net assets from capital transactions	(28,039,390)	(7,021,983)	(15,443,203)	(9,424,929)

Total increase (decrease) in net assets	(27,074,539)	(7,864,557)	(5,455,854)	(16,653,921)

Net assets:
Beginning of year	156,025,947	163,890,504	389,329,774	405,983,695

End of year	$128,951,408	$156,025,947	$383,873,920	$389,329,774

Capital transactions in shares:
Sold
Class S Shares	1,069,353	1,702,384	6,512,074	8,172,945
Class Y Shares	677,285	1,296,842	—	—
Reinvested distributions
Class S Shares	346,458	363,908	1,223,413	1,171,643
Class Y Shares	129,614	147,012	—	—
Redeemed
Class S Shares	(3,194,187)	(2,504,067)	(9,476,257)	(10,333,590)
Class Y Shares	(2,332,487)	(1,814,075)	—	—

Net increase (decrease)	(3,303,964)	(807,996)	(1,740,770)	(989,002)

MARCH 31, 2026	32

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

Class S	Year Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$10.32	$10.17	$10.35	$10.83	$11.17

Operations:
Net investment income [1]	0.39	0.38	0.33	0.27	0.10
Net realized and unrealized gains (losses) on investments and written options	0.03	0.16	(0.17)	(0.48)	(0.34)

Total from operations	0.42	0.54	0.16	(0.21)	(0.24)
Distributions from:
Net investment income	(0.39)	(0.39)	(0.34)	(0.27)	(0.10)

Net Asset Value
End of period	$10.35	$10.32	$10.17	$10.35	$10.83

Total investment return [2]	4.16%	5.38%	1.64%	(1.89%)	(2.16%)

Net assets at end of period (000’s omitted)	$136,422	$153,834	$182,150	$266,067	$318,439

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.77%	3.74%	3.29%	2.55%	0.90%

Portfolio turnover rate (excluding short-term securities)	12.51%	25.55%	18.08%	56.81%	40.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2026	33

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

Class Y	Year Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$10.31	$10.17	$10.35	$10.83	$11.17

Operations:
Net investment income [1]	0.42	0.41	0.36	0.29	0.13
Net realized and unrealized gains (losses) on investments and written options	0.03	0.14	(0.17)	(0.47)	(0.34)

Total from operations	0.45	0.55	0.19	(0.18)	(0.21)
Distributions from:
Net investment income	(0.42)	(0.41)	(0.37)	(0.30)	(0.13)

Net Asset Value
End of period	$10.34	$10.31	$10.17	$10.35	$10.83

Total investment return [2]	4.42%	5.55%	1.91%	(1.67%)	(1.91%)

Net assets at end of period (000’s omitted)	$60,539	$58,276	$65,255	$91,639	$109,305

Ratios: [3]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.03%	3.99%	3.54%	2.80%	1.14%

Portfolio turnover rate (excluding short-term securities)	12.51%	25.55%	18.08%	56.81%	40.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class S	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value:
Beginning of period	$9.58	$9.46	$9.46	$9.98	$10.04
Operations:
Net investment income [1]	0.40	0.40	0.37	0.28	0.15
Net realized and unrealized gains (losses) on investments, written options and futures	0.03	0.12	0.01	(0.33)	(0.05)

Total from operations	0.43	0.52	0.38	(0.05)	0.10
Distributions from:
Net investment income	(0.41)	(0.40)	(0.38)	(0.29)	(0.15)
From net realized gains	—	—	—	(0.18)	(0.01)

Total distributions	(0.41)	(0.40)	(0.38)	(0.47)	(0.16)
Net Asset Value
End of period	$9.60	$9.58	$9.46	$9.46	$9.98

Total investment return [2]	4.51%	5.66%	4.05%	(0.47%)	0.92%

Net assets at end of period (000’s omitted)	$25,953	$22,281	$31,574	$34,440	$135,246

Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%[4]	0.90%[4]	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%[4]	0.80%	—
Net investment income (without waiver)	4.12%	4.16%	3.87%	2.76%	1.51%
Net investment income (with waiver)	4.22%	4.26%	3.97%	2.86%	—

Portfolio turnover rate (excluding short-term securities)	48.23%	59.03%	89.98%	109.93%	63.03%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

MARCH 31, 2026	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class Y	Year Ended March 31,
	2026	2025	2024	2023 [1]
Net Asset Value:
Beginning of period	$9.59	$9.48	$9.48	$9.97
Operations:
Net investment income [2]	0.43	0.43	0.40	0.32
Net realized and unrealized gains (losses) on investments, written options and futures	0.02	0.11	—	(0.32)

Total from operations	0.45	0.54	0.40	–
Distributions from:
Net investment income	(0.43)	(0.43)	(0.40)	(0.31)
From net realized gains	—	—	—	(0.18)

Total distributions	(0.43)	(0.43)	(0.40)	(0.49)
Net Asset Value
End of period	$9.61	$9.59	$9.48	$9.48

Total investment return [3]	4.77%	5.82%	4.42%	(0.11%)

Net assets at end of period (000’s omitted)	$111,457	$113,285	$101,751	$110,243

Ratios: [4]
Expenses (without waiver)	0.65%[5]	—	—	—
Expenses (with waiver)	0.55%[5]	0.55%	0.55%	0.55%
Net investment income (without waiver)	4.36%	—	—	—
Net investment income (with waiver)	4.46%	4.52%	4.24%	3.28%

Portfolio turnover rate (excluding short-term securities)	48.23%	59.03%	89.98%	109.93%

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 0.65% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class S	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value:
Beginning of period	$8.59	$8.64	$8.54	$9.20	$9.91
Operations:
Net investment income [1]	0.33	0.31	0.30	0.27	0.27
Net realized and unrealized gains (losses) on investments and futures	0.10	(0.05)	0.10	(0.66)	(0.71)

Total from operations	0.43	0.26	0.40	(0.39)	(0.44)
Distributions from:
Net investment income	(0.34)	(0.31)	(0.30)	(0.27)	(0.27)

Net Asset Value
End of period	$8.68	$8.59	$8.64	$8.54	$9.20

Total investment return [2]	5.05%	3.03%	4.88%	(4.17%)	(4.62%)

Net assets at end of period (000’s omitted)	$81,410	$95,858	$100,185	$126,041	$185,151

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.83%	3.61%	3.54%	3.18%	2.68%

Portfolio turnover rate (excluding short-term securities)	27.42%	26.81%	21.77%	15.05%	20.78%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2026	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Year Ended March 31,				Period Ended March 31, 2022 [1]
	2026	2025	2024	2023

Net Asset Value:
Beginning of period	$8.59	$8.64	$8.54	$9.20	$10.04
Operations:
Net investment income [2]	0.35	0.34	0.32	0.30	0.24
Net realized and unrealized gains (losses) on investments and futures	0.10	(0.06)	0.11	(0.67)	(0.84)

Total from operations	0.45	0.28	0.43	(0.37)	(0.60)

Distributions from:
Net investment income	(0.36)	(0.33)	(0.33)	(0.29)	(0.24)

Net Asset Value
End of period	$8.68	$8.59	$8.64	$8.54	$9.20

Total investment return [3]	5.29%	3.29%	5.13%	(3.93%)	(6.06%)

Net assets at end of period (000’s omitted)	$47,541	$60,168	$63,705	$117,115	$169,263

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.08%	3.86%	3.79%	3.43%	3.57%

Portfolio turnover rate (excluding short-term securities)	27.42%	26.81%	21.77%	15.05%	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Year Ended March 31,
	2026	2025	2024	2023	2022

Net Asset Value:
Beginning of period	$9.29	$9.47	$9.43	$9.94	$10.68
Operations:
Net investment income [1]	0.32	0.30	0.29	0.27	0.27
Net realized and unrealized gains (losses) on investments and futures	0.27	(0.18)	0.04	(0.49)	(0.74)

Total from operations	0.59	0.12	0.33	(0.22)	(0.47)

Distributions from:
Net investment income	(0.32)	(0.30)	(0.29)	(0.27)	(0.27)
From net realized gains	—	—	—	(0.02)	—

Total distributions	(0.32)	(0.30)	(0.29)	(0.29)	(0.27)

Net Asset Value
End of period	$9.56	$9.29	$9.47	$9.43	$9.94

Total investment return [2]	6.52%	1.24%	3.64%	(2.08%)	(4.56%)

Net assets at end of period (000’s omitted)	$383,874	$389,330	$405,984	$466,995	$628,164

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.46%	3.15%	3.15%	2.90%	2.50%

Portfolio turnover rate (excluding short-term securities)	20.06%	10.29%	5.34%	8.50%	20.82%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

MARCH 31, 2026	39

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2026

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the year ended March 31, 2026, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$114,396	$79,081	$22,708,750

Tax-Free Income Fund
Treasury futures - short	—	—	3,949,506
Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	15,417,494

Statement of Assets and Liabilities – Values of derivatives as of March 31, 2026:

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$120,438[1]	—

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.

MARCH 31, 2026	41

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2026 (Continued)

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2026:

	Amount of Realized	Change in Unrealized
	Gain (Loss) on	Appreciation (Depreciation) on
	Derivatives [2]	Derivatives [3]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($568,942)	$150,440
Tax-Free Income Fund
Treasury futures	(92,530)	354,935
Minnesota Tax-Free Income Fund
Treasury futures	(364,076)	1,385,314

[2]	Statement of Operations location: Net realized gain (loss) on investments and net realized gain (loss) on futures, respectively.
[3]

Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments for purchased put options and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of March 31, 2026 is included with the Funds’ schedules of investments.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At March 31, 2026, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$981,881	($10,723,708)	($9,741,827)	$206,140,170
Quality Income Fund - Investments	986,680	(926,425)	60,255	136,490,841
Tax-Free Income Fund - Investments	1,121,658	(29,183,558)	(28,061,900)	150,544,322
Minnesota Tax-Free Income Fund - Investments	2,802,095	(44,870,318)	(42,068,223)	414,057,722

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2026 and 2025 was as follows:

Year Ended March 31, 2026:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$7,855,735	—	—	$7,855,735
Quality Income Fund	5,667,406	—	—	5,667,406
Tax-Free Income Fund*	21,530	$5,287,776	—	5,309,306
Minnesota Tax-Free Income Fund*	345,061	12,607,038	—	12,952,099

*99.6% and 97.3% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2025:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$8,578,397	—	—	$8,578,397
Quality Income Fund	5,728,090	—	—	5,728,090
Tax-Free Income Fund*	72,446	$5,821,475	—	5,893,921
Minnesota Tax-Free Income Fund*	158,431	12,441,636	—	12,600,067

*98.8% and 98.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

MARCH 31, 2026	43

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2026 (Continued)

As of March 31, 2026, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Tax-Exempt	Accumulated	Appreciation
	Income	Income	Gain (Loss)	(Depreciation)
U.S. Government Securities Fund	—	—	($30,728,528)	($9,741,827)
Quality Income Fund	$8,254	—	(6,182,520)	60,255
Tax-Free Income Fund	—	$42,518	(32,053,792)	(28,061,900)
Minnesota Tax-Free Income Fund	—	49,734	(20,811,895)	(42,068,223)

Net capital loss carryovers and late year losses, if any, as of March 31, 2026, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2026, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities Fund	$6,080,995	$24,647,533	—	$30,728,528
Quality Income Fund	$2,173,232	$4,009,288	—	$6,182,520
Tax-Free Income Fund	$2,721,107	$29,332,685	—	$32,053,792
Minnesota Tax-Free Income Fund	—	$20,811,895	—	$20,811,895

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FIDC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

Segment Reporting

The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Executive Officer of the Adviser (“CEO”) acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the year ended March 31, 2026, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities Fund	$25,068,137	—	$38,986,131	$80,510
Quality Income Fund	38,780,689	$25,144,370	30,563,578	29,606,679
Tax-Free Income Fund	—	34,373,969	—	57,075,043
Minnesota Tax-Free Income Fund	—	73,018,362	—	81,119,369

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

	Investment Management Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y1	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.

MARCH 31, 2026	45

NOTES TO FINANCIAL STATEMENTS

Year Ended March 31, 2026 (Continued)

The fees charged to each Fund by SIA, for the year ended March 31, 2026, were as follows:

	Investment Management Fees	Supervisory and Administrative Fees	Total
U.S. Government Securities Fund Class S	$290,445	$871,557	$1,162,002
U.S. Government Securities Fund Class Y	118,216	206,749	324,965
Quality Income Fund Class S	77,852	155,703	233,555
Quality Income Fund Class Y	307,390	358,622	666,012
Tax-Free Income Fund Class S	171,636	514,916	686,552
Tax-Free Income Fund Class Y	94,658	165,647	260,305
Minnesota Tax-Free Income Fund	749,759	2,249,278	2,999,037

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of March 31, 2026:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	141,134	1.1
U.S. Government Securities Fund Class Y	1,204,028	20.6
Quality Income Fund Class S	1,153,345	42.6
Quality Income Fund Class Y	10,728,141	92.5
Tax-Free Income Fund Class S	271,904	2.9
Tax-Free Income Fund Class Y	701,673	12.8
Minnesota Tax-Free Income Fund	1,416,643	3.5

(5)	Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid dis-aggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.

(6)	Credit Facility

The Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 24, 2026. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the year ended March 31, 2026, the Funds did not use the Credit Facility.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Sit U.S. Government Securities Fund, Inc.

Sit Mutual Funds II, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sit U.S. Government Securities Fund and Sit Quality Income Fund, Sit Tax-Free Income Fund, and Sit Minnesota Tax-Free Income Fund (each a Series of Sit Mutual Funds II, Inc.) (collectively, the Funds), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more Sit Mutual Funds investment companies since 1982.

Columbus, Ohio

May 18, 2026

MARCH 31, 2026	47

FEDERAL TAX INFORMATION

Sit Bond Funds

For corporate shareholders, the percentage of investment income (dividend income and short-term gains, if any), for each of the Funds that qualify for the dividends-received deductions for the period of April 1, 2025 to March 31, 2026 is as follows:

Fund	Percentage
U.S. Government Securities Fund	0.0%
Quality Income Fund	0.0
Tax-Free Income Fund	0.0
Minnesota Tax-Free Income Fund	0.0

For the year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the 15% dividend income tax rate.

Fund	Percentage
U.S. Government Securities Fund	0.0%
Quality Income Fund	0.0
Tax-Free Income Fund	0.0
Minnesota Tax-Free Income Fund	0.0

There were no funds that designated amounts as long-term capital gain dividends during the year ended March 31, 2026. Distributable long-term gains are based on net realized long term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.

For the year ended March 31, 2026, 99.6% and 97.3% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income Fund and Minnesota Tax-Free Income Fund, respectively. This portion of exempt-interest dividends is exempt from federal taxes and should not be included in shareholders’ gross income. Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

MARCH 31, 2026	49

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50	FINANCIAL STATEMENTS AND OTHER INFORMATION

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MARCH 31, 2026	51

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52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information March 31, 2026 INVESTMENT ADVISER Sit Investment Associates, Inc. 80 S. Eighth Street Suite 3300 Minneapolis, MN 55402 CUSTODIAN The Bank Of New York Mellon 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Columbus, OH GENERAL COUNSEL Faegre Drinker Biddle & Reath LLP Minneapolis, MN Sit Mutual Funds 1-800-332-5580 www.sitfunds.com SIT BOND 3-2026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Fiscal year ended March 31, 2026

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$59,000
Sidney L. Jones	$69,000
Bruce C. Lueck	$59,000
Donald W. Phillips	$59,000
Barry N. Winslow	$59,000

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

During the Registrant’s most recent fiscal year ended March 31, 2026, the Boards of Directors approved the renewal of the investment management agreements with the Sit Mutual Funds. Below is the Boards’ discussion at the October 28, 2025 board meeting of the material factors and conclusions that formed the basis for the board’s approval.

BOARD RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 28, 2025, the Boards of Directors (the “Boards”) of the Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, Sit Quality Income Fund and Sit U.S. Government Securities Fund, Inc. (each a “Fund” and collectively, the “Funds”) unanimously approved the continuation for another one-year period of the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and each of Sit Mutual Funds II, Inc., dated November 1, 1992; and Sit U.S. Government Securities Fund, Inc., dated November 1, 1992 (collectively, the “Agreements”).

In advance of the October 28, 2025 meeting, the Boards requested and received materials from SIA to assist them in considering the re-approval of the Agreements. The Boards, including all of the Directors who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “non-interested Directors”) approved the Agreements after discussion and consideration of various factors relating to both the Boards’ selection of SIA as the Funds’ investment adviser and the Boards’ approval of the fees to be paid under the Agreements. In evaluating the Agreements, the Directors relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of SIA and its services and personnel. The Directors did not consider any single factor as controlling in determining whether to approve the Agreements, and the items described herein are not all-encompassing of the matters considered by the Directors.

Investment Adviser Criteria. The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. In this regard, the Directors noted that their criteria were similar to those used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors in assessing the nature, extent and quality of the services performed by SIA, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy around managing assets. With respect to fixed income securities, the Directors noted that SIA stresses the consistent attainment of superior risk-adjusted returns using a conservative investment management approach that seeks to identify pricing anomalies in the market and manage portfolio duration.

With respect to fixed income securities, the Directors considered that SIA seeks securities with a special emphasis on interest income and significant stability of principal value. They noted that SIA’s investment style seeks to avoid excessive return volatility and generate consistent results for the Funds over an economic cycle. The Directors also noted that a component of each Fund’s objective is to seek high current income. The Directors reviewed each Fund’s portfolio characteristics and noted that SIA has consistently managed each Fund in accordance with its investment objective. The Directors noted that, because the Funds emphasize interest income, they may at times not rank highly in total return compared to funds that pursue different investment objectives.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to fixed income securities, the Directors considered that the SIA’s portfolio managers are responsible for implementing the strategy set forth in SIA’s duration targets and interest rate projections.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior professionals are actively involved in the investment process and have significant investment industry experience.

The Directors discussed the depth of SIA’s investment staff, noting that SIA has over 35 investment professionals. Given the investment products offered by SIA and SIA’s amount of assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in its number of clients and assets under management for the near future. The Directors concluded that the depth of SIA’s investment staff, and in particular senior management and investment analysts, exceeds the Funds’ current requirement at their present asset size. The Directors noted that SIA has the resources of an investment firm with over $18 billion in assets under management working for the benefit of the Funds’ shareholders. The Directors concluded that SIA has substantial resources to provide services to the Funds and that SIA’s services had been acceptable.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as fixed income funds seeking to maximize income.

Corporate Culture. The Directors discussed SIA’s corporate values and commitment to operate under the highest ethical and professional standards. They considered that SIA’s culture is set and practiced by senior management of SIA who insist that all SIA professionals exhibit honesty and integrity. The Directors noted that SIA’s values are evident in the services it provides to the Funds.

Review of Specific Factors. The Directors continued their analysis by reviewing specific information regarding SIA and the Funds, and the specific terms of the Agreements, including the following:

Investment Performance. The Directors reviewed the investment performance of each Fund for the 3-month, 1-year, and 5-year periods ended September 30, 2025, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to funds with similar objectives and strategies.

Fees and Expenses. The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses, except for supervisory and administrative fees paid to SIA pursuant to Supervision and Administration Agreements, interest, brokerage commissions, portfolio transaction charges (including acquired fund fees and expenses) and certain extraordinary expenses. The Directors considered fees paid in prior years and the fees to be paid under the Agreements and Supervision and Administration Agreements, including both before and after fee waivers with respect to Sit Quality Income Fund.

The Directors compared each Fund’s expense ratio to (i) the average and median expense ratios of no-load mutual funds within the same Morningstar, Inc. (“Morningstar”) investment category, (ii) the average expense ratio for load funds within the Fund’s Morningstar category, and (iii) the average expense ratio for all funds within the Fund’s Morningstar category. The Directors also compared each Fund’s management fees to (i) the average and median actual management fees of no-load mutual funds within the same Morningstar investment category, (ii) the average actual management fees for load funds within the Fund’s Morningstar category, and (iii) the average actual management fees for all funds within the Fund’s Morningstar category. Generally, the Funds’ expense ratios were higher than or approximated the averages of the applicable category. The Directors noted that the Morningstar no-load categories include funds of various asset sizes, some of which are significantly larger in assets than the Funds. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that, given the amount of the Funds’ current assets and the likelihood and magnitude of future increases in the Funds’ assets, a graduated fee structure for each Fund was unnecessary at the time because the fees to be paid under the current Agreements were reasonable and appropriate.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to its management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate and that SIA’s profit margin with respect to the management of the Funds was acceptable.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA and its affiliates and recognized that the Funds’ expenses are borne by SIA, except as noted above. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other clients of SIA and its affiliates were appropriate and reasonable.

The Directors discussed the extent to which SIA receives ancillary benefits from its relationship with the Funds, such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Boards concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms, are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services. The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders), including services provided pursuant to the Supervision and Administration Agreements applicable to the Funds, and the quality and depth of SIA’s non-investment personnel who provide such services. The Directors concluded that the level of such services and the quality and depth of such personnel are acceptable and consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds and concluded that both are acceptable and consistent with industry standards.

Based on these conclusions, without any single conclusion being dispositive, the Directors, including the non-interested Directors by separate vote, determined that renewal of the Agreements was in the interest of each Fund and its shareholders.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16: Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18: Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date May 26, 2026

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer

Date May 26, 2026